Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Operating activities:
Net income (loss)	$ (119,240)	$ (24,967)	$ (26,038)
Adjustments for non-cash transactions:
Debt Modification, Charges	11,670	0	0
Deferred income taxes	(14,153)	(44,524)	(1,123)
Depreciation and amortization expense	118,255	76,293	66,706
Non-cash impairment charge	6,851	2,213	0
Inventory step-up	6,905	7,288	0
Accretion of deferred consideration	3,077	0	0
(Gain) loss on extinguishment of debt	0	3,334	0
(Gain) loss on financial instruments	(4,749)	(799)	(147)
(Gain) loss on sale of assets, net	1,800	185	3
Non-cash compensation	1,931	3,990	842
Changes in operating assets and liabilities:
Accounts receivable	(18,100)	(12,380)	9,427
Inventories	(4,049)	4,412	9,295
Other current assets	(2,335)	5,346	1,221
Accounts payable and accrued liabilities	8,761	22,509	13,214
Other, net	52,524	(26,050)	2,071
Net cash provided by (used in) operating activities	49,148	16,850	75,471
Investing activities:
Purchases of property, plant and equipment	(82,457)	(54,642)	(51,625)
Proceeds from sale of assets	2,306	435	1,660
Acquisition of intangibles and other	(250)	(4,582)	(268)
Acquisitions, net of cash acquired	(356,281)	(278,970)	0
Net cash provided by (used in) investing activities	(436,682)	(337,759)	(50,233)
Financing activities:
Proceeds from long-term borrowings	628,135	629,999	10,977
Proceeds from short-term borrowings	32,091	4,087	5,725
Repayment of long-term borrowings	(131,453)	(337,679)	(7,678)
Repayment of short-term borrowings	(16,809)	(2,619)	(9,933)
Loan acquisition costs	(21,283)	(16,102)	(220)
Payments of Debt Restructuring Costs	(4,055)	0	0
Issuance of common stock	750	30,504	1,087
Net cash provided by (used in) financing activities	487,376	308,190	(42)
Effect of exchange rate changes on cash	(7,415)	904	(59)
Net change in cash and cash equivalents	92,427	(11,815)	25,137
Cash and cash equivalents at beginning of period	86,064	97,879	72,742
Cash and cash equivalents at end of period	178,491	86,064	97,879
Supplemental disclosures of cash flow information:
Cash payments for interest	86,581	49,671	47,711
Cash payments (receipts) for taxes, net	9,126	17,158	8,381
Successor
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities			75,471
Investing activities:
Purchases of property, plant and equipment			(51,625)
Proceeds from sale of assets			1,660
Acquisition of intangibles and other			(268)
Net cash provided by (used in) investing activities			(50,233)
Financing activities:
Proceeds from short-term borrowings			5,725
Repayment of long-term borrowings			(7,678)
Repayment of short-term borrowings			(9,933)
Loan acquisition costs			(220)
Issuance of common stock			1,087
Net cash provided by (used in) financing activities			(42)
Effect of exchange rate changes on cash			(59)
Net change in cash and cash equivalents			25,137
Cash and cash equivalents at end of period			$ 97,879